SHARE-BASED COMPENSATION (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Dec. 09, 2021	Aug. 05, 2021	Dec. 10, 2020	Aug. 05, 2020	Jan. 27, 2022	Sep. 20, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period							1,998,282	616,390	203,721
Compensation expense							$ 491	$ 408	$ 516
Options outstanding							2,916,209	1,088,737	547,322	422,784
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense							$ 162	$ 243	$ 95
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense							$ 166
Senior Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period			225,000
Exercise price			$ 0.36
Vp Clinical [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period						25,000
Exercise price						$ 1.03
June 22 [Member] | Chief Executive Officer [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period	1,150,000
August 4, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period							733,868
Fair value of options on grant date							$ 0.92
Exercise price							$ 1.23
August 4, 2021 [Member] | Certain Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period							241,500
December 12 [Member] | Chief Executive Officer [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period							92,599
Exercise price							$ 1.93
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							3 years
Vesting percentage							33.33%
Additional vesting percentage							8.33%
December 12 [Member] | Certain Officers [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price							$ 1.93
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							3 years
Vesting percentage							33.33%
Additional vesting percentage							8.33%
August 5, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period							30,338
Fair value of options on grant date							$ 1.48
Exercise price							$ 2.15
August 5, 2019 [Member] | Certain Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period							10,230
May 6, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period							20,814
Fair value of options on grant date							$ 2.01
Exercise price							$ 2.68
May 6, 2019 [Member] | Certain Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period							10,230
November 4, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period							22,930
Fair value of options on grant date							$ 1.37
Exercise price							$ 1.85
November 4, 2019 [Member] | Certain Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period							10,230
December 9, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period							766,667
Fair value of options on grant date							$ 0.65
Exercise price							$ 1.34
December 9, 2021 [Member] | Chief Executive Officer [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period	766,667
Additional vesting percentage	2.0833%
December 9, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period							383,333
Fair value of options on grant date							$ 0.66
Exercise price							1.34
December 9, 2021 [Member] | Chief Executive Officer [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period	383,333
Exercise price	$ 1.34
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price							$ 0.32	$ 0.36	$ 0.601
Shares available for grant							525,428
Increase in shares available for additional grant		2,500,000		350,000	500,000
Options outstanding							2,420,771
Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable period				10 years
Fair value of options on grant date							$ 0.79	$ 0.41	1.31
Increase in shares available for additional grant				1,555,594
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options on grant date							$ 1.09		$ 1.52
Compensation cost not yet recognized							$ 1,644	$ 328	$ 544
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period							4,899	1,727	30,375
Number of RSU's granted							300,000	0	55,560
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										4 years
Vesting percentage										25.00%
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 23
Restricted Stock Units (RSUs) [Member] | CEO and Board [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense							$ 59	$ 148	$ 5
Restricted Stock Units (RSUs) [Member] | Certain Officers, CEO, and Board Members [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense							$ 66
Restricted Stock Units (RSUs) [Member] | August 4, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period							300,000
Fair value of options on grant date							$ 1.09
Restricted Stock Units (RSUs) [Member] | August 4, 2021 [Member] | Certain Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSU's granted							103,500
Restricted Stock Units (RSUs) [Member] | December 12 [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period							37,040
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							3 years
Vesting percentage							33.33%
Additional vesting percentage							8.33%
Restricted Stock Units (RSUs) [Member] | December 12 [Member] | Certain Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period							15,875
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							3 years
Vesting percentage							33.33%
Additional vesting percentage							8.33%
Restricted Stock Units (RSUs) [Member] | December 9, 2021 [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Vesting percentage	25.00%
Restricted Stock Units (RSUs) [Member] | December 9, 2021 [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted	$ 749
Premium percentage to calculate the exercise price	50.00%